RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 17:     RELATED PARTIES BALANCES AND TRANSACTIONS

A.     Balance

The nature of the relationship involved as of December 31, 2024 and 2023:

Details		2024	2023
Long-term investment	Equity investment in a limited partnership	$40	$40

B.     Transactions

Description of the transactions for the years ended December 31, 2024, 2023 and 2022:

Details	Description of the transactions	2024	2023	2022
General and administrative expense	Directors’ fees and reimbursement to directors	$804	$780	$696